UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 183.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$252	$229,242

		$229,242

Education — 8.4%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$7,056,189
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,759,343
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	12,056,625
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,610,760

		$26,482,917

Electric Utilities — 4.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,816,110
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,952,852
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,170,760
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	8,141,000

		$14,080,722

General Obligations — 18.7%
California, 5.00%, 12/1/43	$6,090	$6,991,686
California, (AMT), 5.05%, 12/1/36	460	463,372
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,440,000
Illinois, 5.00%, 5/1/33	5,000	5,368,750
Illinois, 5.25%, 7/1/30	935	1,024,124
Illinois, 5.25%, 7/1/31	130	142,100
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,675,880
Leander, TX, Independent School District, 0.00%, 8/15/39	20,000	6,963,600
New York, 5.00%, 2/15/34(2)	2,500	2,880,175
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,649,488
Tomball Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28(3)	3,000	3,646,950
Washington, 5.00%, 7/1/31	5,000	5,940,550
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36(3)	5,500	2,383,315
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37(3)	5,000	2,054,850
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38(3)	5,000	1,971,500
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39(3)	6,035	2,276,945

		$58,873,285

Health Care - Miscellaneous — 0.1%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$95	$95,513
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	252	256,157
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.20%, 12/1/36(4)	96	$95,703

		$447,373

Security	Principal Amount (000’s omitted)	Value
Hospital — 23.7%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(5)	$10,000	$11,628,000
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	500,689
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(5)	10,000	11,341,500
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,439,591
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,539,736
Hawaii Department of Budget and Finance, (Hawaii Pacific Co.), 5.50%, 7/1/40	1,870	2,116,952
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,088,389
Massachusetts Development Finance Agency, (Childrens Hospital), 5.00%, 10/1/46(2)(5)	10,000	11,333,600
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,825,545
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,831,175
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,624,128
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,228,274
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(5)	11,400	12,984,258
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,725,736
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,763,565
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,569,870
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,142,310

		$74,683,318

Housing — 3.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,590,240
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	1,465	1,453,968
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	157,358
Virginia Housing Development Authority, 3.625%, 1/1/31	5,000	5,024,650

		$11,226,216

Industrial Development Revenue — 5.1%
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$504,684
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), (AMT), 9.00%, 6/1/35	2,205	2,241,581
Denver City and County, CO, (United Air Lines), (AMT), 5.75%, 10/1/32	1,370	1,466,859
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,790,480
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(4)	1,660	1,708,671
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,127,923
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	1,005	1,145,348
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	1,715	1,944,673

		$15,930,219

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 0.691%, 7/1/29(6)	$3,000	$2,259,690

		$2,259,690

Insured-General Obligations — 1.0%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,282,600

		$3,282,600

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.4%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,506,815
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	3,015,443
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,543,750
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,615	10,352,467
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	753,690

		$20,172,165

Insured-Lease Revenue/Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,331,230

		$3,331,230

Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$1,715,912

		$1,715,912

Insured-Special Tax Revenue — 6.2%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$34,950	$13,504,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	4,501,456
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,404,556

		$19,410,692

Insured-Student Loan — 2.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,015	$2,259,379
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	435	459,490
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	2,915	2,968,053
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,810	1,965,588

		$7,652,510

Insured-Transportation — 14.6%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$5,933,062
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,072,623
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,365,823
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,195,905
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	7,468,500
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(7)	9,820	10,302,358
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,571,711
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,600,061
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,518,557

		$46,028,600

Insured-Water and Sewer — 11.8%
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(5)	$17,985	$20,948,029
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,056,440
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,145,015
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,105,950
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,114,013
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,678,256
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	2,001,620

		$37,049,323

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.1%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,485,461
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,190,240
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,996,152

		$9,671,853

Other Revenue — 6.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$924,769
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	1,045,484
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	800	953,008
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	1,925	482,097
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,500	1,500,150
New Mexico Municipal Energy Acquisition Authority, 0.865%, variable to 8/1/19 (Put Date), 11/1/39(6)	1,000	1,004,700
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(4)	5,600	5,908,280
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	215	210,150
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,783,150
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,225	1,250,676

		$19,062,464

Senior Living/Life Care — 6.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(9)	$3,210	$1,227,761
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	597,039
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,195,927
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23	3,109	761,373
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,606,096
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	842,815
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,185,455
Savannah, GA, Economic Development Authority, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,761,387
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Trinity Terrace), 5.00%, 10/1/49	2,500	2,636,425
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	365,619
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,078,437

		$20,258,334

Special Tax Revenue — 15.9%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/31	$500	$501,265
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	315	301,795
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	260	261,490
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(9)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(9)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	65	65,209

Security	Principal Amount (000’s omitted)	Value
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	$165	$159,395
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	75	74,858
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	130	125,034
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)(5)	10,000	11,709,900
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39(2)(5)	12,400	14,318,528
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(5)	1,500	1,801,800
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(5)	5,000	6,006,000
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	268	264,033
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	195	174,724
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	469,260
Texas Transportation Commission, 5.00%, 4/1/33(2)(5)	10,000	11,799,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37(7)	1,780	2,043,013

		$50,075,604

Transportation — 35.3%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$435	$504,739
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/41	9,200	10,051,184
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,211,888
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,037,029
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,469,088
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,114,610
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	463,128
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/53	1,715	1,826,286
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,286,070
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, variable 12/15/21 (Put Date), 6/15/34(6)	7,250	7,254,495
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,946,322
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	2,000	2,311,540
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,677,938
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,244,110
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,707,750
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,976,810
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33	10	10,393
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,483,176
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	9,051,650
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,162,467
San Joaquin Hills, CA, Transportation Corridor Agency, 5.00%, 1/15/50	12,500	13,490,500
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,291,349
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,054,906
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(5)	9,300	10,284,870

		$110,912,298

Water and Sewer — 7.3%
Atlanta, GA, Water and Wastewater, 5.00%, 11/1/40(2)	$10,000	$11,440,500
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,002,922

Security	Principal Amount (000’s omitted)	Value
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$4,730	$5,047,241
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,486,089

		$22,976,752

Total Tax-Exempt Municipal Securities — 183.1% (identified cost $527,222,539)		$575,813,319

Taxable Municipal Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,351,480

		$6,351,480

Insured-Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$455,211
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	330,960

		$786,171

Special Tax Revenue — 1.1%
Puerto Rico Sales Tax Financing Corp., 6.05%, 8/1/37	$5,000	$3,337,400

		$3,337,400

Total Taxable Municipal Securities — 3.3% (identified cost $10,355,526)		$10,475,051

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Partners Healthcare System Co., 4.117%, 7/1/55	$2,300	$2,254,347

Total Corporate Bonds & Notes — 0.7% (identified cost $2,300,000)		$2,254,347

Total Investments — 187.1% (identified cost $539,878,065)		$588,542,717

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.2)%		$(120,151,023)

Other Assets, Less Liabilities — (48.9)%		$(153,802,781)

Net Assets Applicable to Common Shares — 100.0%		$314,588,913

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 9.9% of total investments.

At February 28, 2015, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	20.0%
California	13.7%
Texas	11.4%
Others, representing less than 10% individually	54.9%

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $15,405,390 or 4.9% of the Trust’s net assets applicable to common shares.
(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $43,118,985.
(6)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.
(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(8)	Security is in default and making only partial interest payments.
(9)	Defaulted bond.

The Trust did not have any open financial instruments at February 28, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$376,398,251

Gross unrealized appreciation	$66,424,370
Gross unrealized depreciation	(7,304,904)

Net unrealized appreciation	$59,119,466

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$575,813,319	$—	$575,813,319
Taxable Municipal Securities	—	10,475,051	—	10,475,051
Corporate Bonds & Notes	—	2,254,347	—	2,254,347
Total Investments	$—	$588,542,717	$—	$588,542,717

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2015 is not presented.

At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015